UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2008

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 10/29/08
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 78

Form 13F Information Table Value Total: $139,381 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                            Title          CUSIP      Values    Shares   Invsmnt  Discret  Other    Voting Authority
                                         Of Class                                       Sole    Shared    Mgrs   Sole  Shared  None

ACE LTD                                    SHS         H0023R105     3,676    67,916                             3,676
Transocean Inc NEW                         SHS         G90073100     1,352    12,309                             1,352
Allergan Inc                               COM         018490102     2,072    40,231                             2,072
Apple Inc                                  COM         037833100     1,528    13,445                             1,528
Baidu Com Inc                         SPON ADR REP A   056752108       999     4,025                               999
Barclays BK PLC                       DJAIG CMDT ETN   06738C778       713    13,831                               713
Barrick Gold Corp                          COM         067901108     2,991    81,397                             2,991
Berkshire Hathaway Inc                     CL B        084670207       976       222                               976
Bldrs Index Fds Tr                    DEV MK 100 ADR   09348R201     2,400   107,735                             2,400
Bldrs Index Fds Tr                    EMER MK 50 ADR   09348R300     2,164    57,471                             2,164
CME Group Inc                              COM         12572Q105     1,073     2,888                             1,073
Chevron Corp                               COM         166764100       265     3,211                               265
Cisco Systems Inc                          COM         17275R102     2,870   127,204                             2,870
ConocoPhillips                             COM         20825C104     1,612    22,004                             1,612
Copart Inc                                 COM         217204106     1,710    44,991                             1,710
Corrections Corp of America New          COM NEW       22025Y407     3,007   120,987                             3,007
Covance Inc                                COM         222816100       591     6,680                               591
Ctrip Com Intl Ltd                         ADR         22943F100       898    23,255                               898
Dolby Laboratories Inc                     COM         25659T107     1,416    40,233                             1,416
Eaton Vance MA Muni Income              SH BEN INT     27826E104       187    15,420                               187
Encana Corp                                COM         292505104     3,967    60,353                             3,967
Expeditors Intl Wash Inc                   COM         302130109     1,027    29,472                             1,027
Exxon Mobil Corp                           COM         30231G102     3,977    51,212                             3,977
FLIR Systems Inc                           COM         302445101     2,335    60,785                             2,335
First Solar Inc                            COM         336433107     1,175     6,218                             1,175
General Electric Co                        COM         369604103       665    26,085                               665
Genzyme Corp                               COM         372917104     2,827    34,945                             2,827
Gilead Sciences Inc                        COM         375558103     1,211    26,550                             1,211
Google Inc                                 CL A        38259P508     2,496     6,231                             2,496
GreenHill & Co Inc                         COM         395259104     2,083    28,247                             2,083
HDFC Bank Ltd                         ADR REPS 3 SHS   40415F101     1,326    15,609                             1,326
Harbin Electric Inc                        COM         41145W109       703    59,345                               703
Harris Corp                                COM         413875105     3,342    72,343                             3,342
Hologic Inc                                COM         436440101     3,475   179,770                             3,475
ITT Corp New                               COM         450911102     3,111    55,944                             3,111
Imperial Oil Ltd                         COM NEW       453038408     2,389    56,079                             2,389
IShares Silver Trust                     ISHARES       46428Q109     2,465   208,028                             2,465
Ishares Tr                            US TIPS BD FD    464287176     7,457    73,609                             7,457
IShares Tr                            LEHMAN AGG BND   464287226     9,047    91,766                             9,047
IShares Tr                            MSCI EMERG MKT   464287234     3,788   110,848                             3,788
IShares Tr                            IBOXX INV CPBD   464287242     1,124    12,514                             1,124
IShares Tr                            MSCI EAFE IDX    464287465     1,956    34,744                             1,956
IShares Tr                            S&P GLB100 INDX  464287572       370     5,952                               370
IShares Tr                            S&P NATL MUN B   464288414       452     4,645                               452
IShares Tr                            S&P WLD EX-US    464288422       241     7,562                               241
IShares Tr                            MBS FIXED BDFD   464288588       689     6,746                               689
IShares Tr                            LEHMAN 1-3 YR    464288646     2,102    21,505                             2,102
Itron Inc                                  COM         465741106     2,254    25,460                             2,254
MEMC Electr Matls Inc                      COM         552715104     1,889    66,835                             1,889
Manulife Financial Corp                    COM         56501R106       299     8,150                               299
Mindray Medical Intl Ltd                 SPON ADR      602675100       859    25,468                               859
Moodys Corp                                COM         615369105       585    17,215                               585
New Oriental Ed & Tech Grp I             SPON ADR      647581107     1,419    22,096                             1,419
Nokia Corp                            SPONSORED ADR    654902204     1,060    56,842                             1,060
Norfolk Southern Corp                      COM         655844108       204     3,075                               204
Northern Trust Corp                        COM         665859104       949    13,147                               949
Oracle Corp                                COM         68389X105       407    20,048                               407
PepsiCo Inc                                COM         713448108     4,311    60,488                             4,311
Powershares ETF Trust                 DYNAMIC MKT PT   73935X104       359     8,839                               359
Powershares DB Agriculture Fund       DB AGRICULT FD   73936B408       339    11,207                               339
Powershares Global ETF Trust          SOVEREIGN DEBT   73936T573       637    28,522                               637
Procter & Gamble Co                        COM         742718109       729    10,460                               729
Rydex ETF Trust                       S&P 500 EQ TRD   78355W106       387    10,192                               387
SPDR Gold Trust                          GOLD SHS      78463V107    11,147   131,039                            11,147
SPDR Index  DJ Wilshire Int'l Real    DJWS INTL REAL   78463X863       322     8,430                               322
SPDR Series Trust                     DB INT GVT EFT   78464A490       780    15,006                               780
SPDR Series Trust Lehman Int'l ETF    LEHMN INTL ETF   78464A516     1,360    26,210                             1,360
SPDR Series Trust DJ Wilshire REIT   DJ WLSH REIT ETF  78464A607       242     3,575                               242
Sasol Ltd                             SPONSORED ADR    803866300       403     9,485                               403
Select Sector SPDR Tr                 SBI INT-UTILS    81369Y886     2,223    66,895                             2,223
Stericycle Inc                             COM         858912108     1,429    24,255                             1,429
Templeton Global Income Fund               COM         880198106       874   110,602                               874
Teva Pharmaceutical Inds Ltd               ADR         881624209     1,856    40,531                             1,856
Vanguard Index Funds                  EXTEND MKT ETF   922908652       375     8,526                               375
Walgreen Co                                COM         931422109       304     9,808                               304
WisdomTree Trust                      INTL SMCAP DIV   97717W760       237     5,165                               237
WisdomTree Trust                      INTL DV TOP100   97717W786     2,398    47,177                             2,398
WisdomTree Trust                      INTL LRGCAP DV   97717W794       449     8,905                               449